Risk Management (Details 7) - Operations Contracted And Settled [Member] R$ in Thousands	Dec. 12, 2024 BRL (R$)
IfrsStatementLineItems [Line Items]
Fair value of asset position	R$ 3,176,499
Fair value of liability position	2,796,700
Gain loss derivatives swap	379,799
Currency Of JPY [Member]
IfrsStatementLineItems [Line Items]
Notional value	36,787,581
Fair value of asset position	1,461,939
Fair value of liability position	1,287,998
Gain loss derivatives swap	R$ 173,941
Currency Of JPY [Member] | JICA 15 CONS [Member]
IfrsStatementLineItems [Line Items]
Currency	Yen
Financing	JICA 15 CONS
Notional value	R$ 3,927,290
Fair value of asset position	156,198
Fair value of liability position	136,392
Gain loss derivatives swap	R$ 19,806
Currency Of JPY [Member] | JICA 15 WORK [Member]
IfrsStatementLineItems [Line Items]
Currency	Yen
Financing	JICA 15 WORK
Notional value	R$ 1,834,860
Fair value of asset position	73,140
Fair value of liability position	63,867
Gain loss derivatives swap	R$ 9,273
Currency Of JPY [Member] | JICA 17 WORK [Member]
IfrsStatementLineItems [Line Items]
Currency	Yen
Financing	JICA 17 WORK
Notional value	R$ 2,559,546
Fair value of asset position	101,391
Fair value of liability position	86,138
Gain loss derivatives swap	R$ 15,253
Currency Of JPY [Member] | JICA 17 CONS [Member]
IfrsStatementLineItems [Line Items]
Currency	Yen
Financing	JICA 17 CONS
Notional value	R$ 616,110
Fair value of asset position	24,365
Fair value of liability position	20,699
Gain loss derivatives swap	R$ 3,666
Currency Of JPY [Member] | JICA 18 WORK [Member]
IfrsStatementLineItems [Line Items]
Currency	Yen
Financing	JICA 18 WORK
Notional value	R$ 1,781,080
Fair value of asset position	70,982
Fair value of liability position	62,084
Gain loss derivatives swap	R$ 8,898
Currency Of JPY [Member] | JICA 18 CONS [Member]
IfrsStatementLineItems [Line Items]
Currency	Yen
Financing	JICA 18 CONS
Notional value	R$ 3,399,720
Fair value of asset position	135,197
Fair value of liability position	118,310
Gain loss derivatives swap	R$ 16,887
Currency Of JPY [Member] | JICA 19 WORK [Member]
IfrsStatementLineItems [Line Items]
Currency	Yen
Financing	JICA 19 WORK
Notional value	R$ 20,139,925
Fair value of asset position	800,653
Fair value of liability position	711,620
Gain loss derivatives swap	R$ 89,033
Currency Of JPY [Member] | JICA 19 CONS [Member]
IfrsStatementLineItems [Line Items]
Currency	Yen
Financing	JICA 19 CONS
Notional value	R$ 2,529,050
Fair value of asset position	100,013
Fair value of liability position	88,888
Gain loss derivatives swap	11,125
Currency Of USD [Member]
IfrsStatementLineItems [Line Items]
Notional value	303,978
Fair value of asset position	1,714,560
Fair value of liability position	1,508,702
Gain loss derivatives swap	R$ 205,858
Currency Of USD [Member] | IDB 1212 [Member]
IfrsStatementLineItems [Line Items]
Currency	US$
Financing	IDB 1212
Notional value	R$ 10,278
Fair value of asset position	63,456
Fair value of liability position	55,282
Gain loss derivatives swap	R$ 8,174
Currency Of USD [Member] | IDB 4623 [Member]
IfrsStatementLineItems [Line Items]
Currency	US$
Financing	IDB 4623
Notional value	R$ 156,958
Fair value of asset position	921,231
Fair value of liability position	803,855
Gain loss derivatives swap	R$ 117,376
Currency Of USD [Member] | IBRD 7662-BR [Member]
IfrsStatementLineItems [Line Items]
Currency	US$
Financing	IBRD 7662-BR
Notional value	R$ 57,848
Fair value of asset position	353,395
Fair value of liability position	311,524
Gain loss derivatives swap	R$ 41,871
Currency Of USD [Member] | IBRD 8916 [Member]
IfrsStatementLineItems [Line Items]
Currency	US$
Financing	IBRD 8916
Notional value	R$ 78,894
Fair value of asset position	376,478
Fair value of liability position	338,041
Gain loss derivatives swap	R$ 38,437